Related Party Transactions (Details Textual) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mr. Dlesk [Member] Lease	Dec. 31, 2007 Mr. Dlesk [Member]
Related Party Transactions (Textual) [Abstract]
Initial lease property, term in years				5 years
Annual rental fee				$ 57,600
Additional lease property, term in years				5 years
Additional operating leases rent expense				63,504	60,480
Option of number of times for additional lease renewal				6
Option for additional lease term				5 years
Related Party Transactions (Additional Textual) [Abstract]
Related party transactions of loan	$ 3,306,412	$ 3,971,083	$ 1,923,847